Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Such related party transactions were as follows for the periods indicated:

	Year Ended
	December 31, 2013 $	December 31, 2012 $	December 31, 2011 $
Revenues(i)	34,573	37,630	35,068
Vessel operating expenses(ii)	10,847	10,319	10,452
General and administrative(ii)(iii)	11,959	11,939	7,757

(i)	Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).
(ii)	Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $7.2 million for the year ended December 31, 2013 has been presented as vessel operating expenses (see Note 1). The amounts reclassified from general and administrative to vessel operating expenses in the comparative periods to conform to the presentation adopted in the current period were $7.8 million and $7.7 million for the years ended December 31, 2012 and 2011, respectively.
(iii)	Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.